Other non-current assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Long-term prepaid expenses	¥ 4,445	¥ 4,662
Certificates of deposit	¥ 15,000	¥ 5,130